Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Amounts charged for excess obsolete inventory, including certain product lines intend to discontinue	$ 155.2	$ 137.3	$ 117.3